Share-based Compensation	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Share-based Compensation
Note 19. Share-based Compensation
In May 2023, the Company’s Board of Directors adopted the 2023 Equity Incentive Plan, which authorized an aggregate of 5% of the common shares that are issued and outstanding as Class P-I shares for issuance to employees and non-employee directors. The maximum number of common shares authorized is automatically increased by 1% on each anniversary of the effective date of the 2023 Equity Incentive Plan, until the total aggregate amount of issuable shares is 10% of the common shares issued and outstanding. Share-based awards issued become exercisable and generally vest over a one- to four-year period. As of December 31, 2025, there were 7.8 million shares available for future grants under the 2023 Equity Incentive Plan.
Share-based compensation expense is recognized in Direct operating costs and General and administrative expense on the Consolidated Statements of Operations. The Company accounts for forfeitures as they occur. The following table summarizes share-based compensation expense recognized for the periods indicated below:

	Year ended December 31,
(in thousands)	2025	2024	2023
Restricted stock units	$8,484	$7,725	$370
Cash-settled restricted stock units	(64)	19	678
Performance restricted stock units	698	2,053	441
Director's fees	167	192	195
GDEV incentive fees(1)	(1,321)	219	919
GDEV II incentive fees(1)	760	4,070	—
GDEV II special profits interest	20	72	164
GDEV Management Holdings LLC member interests	2,061	—	—
EO Awards	—	(13,972)	8,481
Total	$10,805	$378	$11,248
__________________
(1)The GDEV I and GDEV II incentive units are carried interest awards that were issued by GDEV GP and GDEV GP II to certain employees and non-employee service providers of GCM and GDEV Management Holdings LLC that provide services to GDEV GP and GDEV GP II.
Restricted Share Units
The Company grants service-based restricted share units to employees and non-employee directors under the 2023 Equity Incentive Plan. Compensation expense for these service-based restricted share units is based on the MSV of the Company’s Class P-I shares on the business day prior to grant and is recognized ratably over the service period. Unrecognized compensation expense related to restricted share units as of December 31, 2025 was $10.2 million, which the Company expects to recognize over a weighted average period of 1.35 years.
The following table provides a summary of the restricted share unit activity during the periods indicated below:

(in thousands, except per share data)	Restricted Share Units	Weighted Average Fair Value
Unvested balance as of December 31, 2023	267	$7.78
Granted	2,679	7.77
Vested	(551)	8.17
Forfeited	(296)	7.66
Unvested balance as of December 31, 2024	2,099	$7.68
Granted	2,126	5.09
Vested	(986)	7.12
Forfeited	(650)	7.64
Unvested balance as of December 31, 2025	2,589	$5.78
In connection with the service-based restricted share units granted in September 2025, 0.1 million units vested immediately, resulting in $0.7 million of additional share-based compensation expense for the year ended December 31, 2025.
Cash-Settled Restricted Share Units
As discussed in Note 16. Related Parties, in September 2023, the Company replaced 0.1 million forfeited restricted share units with 0.1 million new cash-settled restricted share units to a former employee. The awards were fully vested at grant date, had a grant-date fair value of $0.7 million, and were remeasured quarterly until settlement. The units were fully settled by April 2025, with no unvested units outstanding as of December 31, 2025
Performance Restricted Share Units
In July and September 2025, the Company granted performance restricted share units of up to 1.5 million and 0.4 million, respectively, units of the Company’s Class P-I shares to certain employees. The awards had grant date fair values of approximately $7.9 million and $2.0 million, respectively, calculated based on the Class P-I MSV on the respective grant dates. These awards include performance and service conditions under ASC 718, are earned based on projected fiscal year 2027 free cash flow, and vest on March 31, 2028. The Company recognizes expense based on the number of units that it expects to vest.
In February 2024 and July 2024, the Company granted performance restricted share units of up to 0.7 million and 1.3 million Class P-I shares with grant-date fair values of approximately $2.4 million and $5.3 million, respectively, determined using a Black-Scholes-Merton model. These awards include market and service conditions under ASC 718 and are earned based on total shareholder return over specified measurement periods. Shares earned will vest in 2027 and 2028 and the entire compensation expense is recognized over the requisite service period regardless of performance outcomes unless units are forfeited during the period.
In August 2023, the Company granted performance restricted share units of up to 1.1 million shares of the Company’s Class P-I shares to certain employees. The awards had a grant date fair value of approximately
$4.7 million using a Black-Scholes-Merton model. The performance restricted share units are both a market and service-based award in accordance with ASC 718. Shares under this award will be earned based on total shareholder return between May 23, 2023 and May 23, 2026. Shares earned will vest on August 9, 2027. The Company will recognize the entire $4.7 million of compensation expense for this award, regardless of whether such conditions are met, over the requisite service period unless units are forfeited during the period.
The following table summarizes the assumptions and related information used to determine the grant-date fair value of performance restricted share units awarded in February 2024:

Inputs	Performance Restricted Share Units
Weighted average grant-date fair value per Class P-I share	$8.27
Performance period (in years)	3.0
Expected share volatility	28.6%
Dividend yield	—%
Daily distribution rate	$0.00158
Risk-free interest rate	4.7%
The following table summarizes the assumptions and related information used to determine the grant-date fair value of performance restricted share units awarded in July 2024:

Inputs	Performance Restricted Share Units
Weighted average grant-date fair value per Class P-I share	$7.97
Performance period (in years)	3.0
Expected share volatility	25.1%
Dividend yield	—%
Daily distribution rate	$—
Risk-free interest rate	4.3%
The following table provides a summary of performance restricted share unit activity during the periods indicated below:

(in thousands, except per share data)	Performance Restricted Share Units	Weighted Average Fair Value
Unvested balance as of December 31, 2023	1,067	$4.40
Granted	1,987	$3.92
Forfeited	(269)	$4.11
Unvested balance as of December 31, 2024	2,785	$4.08
Granted	1,935	$5.13
Forfeited	(1,886)	$4.04
Unvested balance as of December 31, 2025	2,834	$4.82
EO Awards
During the year ended December 31, 2024, the Company determined that the performance conditions underlying the EO Awards were improbable of being achieved and EO Awards were therefore improbable of vesting and accordingly, recognized a cumulative reduction in compensation expense of $3.4 million. No compensation expense associated with the EO Awards was recognized during the year ended December 31, 2025. As of
December 31, 2025, all of the outstanding EO Awards have been forfeited as the performance conditions underlying the EO Awards were not met.
GDEV I and GDEV II Incentive Units
The GDEV I and GDEV II incentive units are carried interest awards issued by GDEV GP and GDEV GP II to certain employees and nonemployee service providers of GCM and GDEV Management Holdings LLC that provide services to GDEV GP and GDEV GP II. The Company accounts for the carried interest awards issued to employees in accordance with ASC Topic 710, Compensation - General (“ASC 710”). Holders of carried interest awards receive distributions based on carried interest received by GDEV GP and GDEV GP II from GDEV I and GDEV II once the management fee shortfall has been reduced to zero. Vesting is based on the continued service of the participants. The carried interest awards are liability-classified, and compensation expense for the carried interest awards is based on the change in the fair value of the carried interests and the vesting schedule. The compensation expense recognized on the carried interest awards is included in General and administrative expenses in the Consolidated Statements of Operations.
GDEV Management Holdings LLC Membership Interests and Options
On January 1, 2025, an independent contractor of GDEV Management Holdings LLC received 25% of the membership interests in GDEV Management Holdings LLC in exchange for a small amount of cash and future services. The Company records compensation expense under ASC 718 for the membership interests issued in exchange for future services as nonemployee equity-classified share-based compensation. 50% of the membership interests were fully vested on the issuance date, 25% will vest on January 1, 2028, and the remaining 25% will vest on October 9, 2030. In addition, the independent contractor has the option to acquire an additional 15% of the membership interests in GDEV Management Holdings LLC at a fixed price from GCM if certain thresholds are met prior to October 9, 2030. The grant-date fair value of this option was immaterial, and therefore, no related compensation expense was recorded for the year ended December 31, 2025.
Note 15. Share-based Compensation
Share-based compensation expense is recognized in Direct operating costs and General and administrative expense on the Consolidated Statements of Operations. The Company accounts for forfeitures as they occur. The following table summarizes share-based compensation expense recognized for the periods indicated below:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Restricted stock units	$1,736	$1,314	$3,274	$2,756
Cash-settled restricted stock units	—	8	—	(64)
Performance restricted stock units	767	(242)	1,004	13
Director's fees	20	38	40	84
GDEV incentive fees(1)	(45)	(467)	(210)	(871)
GDEV II incentive fees(1)	(150)	(215)	(622)	232
GDEV II special profits interest	—	15	—	20
GDEV Management Holdings LLC member interests	76	82	151	1,832
Total	$2,404	$533	$3,637	$4,002
__________________
(1)The GDEV I and GDEV II incentive units are carried interest awards that were issued by GDEV GP and GDEV GP II to certain employees and non-employee service providers of GCM and GDEV Management Holdings LLC that provide services to GDEV GP and GDEV GP II.
Restricted Share Units (“RSUs”)
The following table provides a summary of the restricted share unit activity during the periods indicated below:

(in thousands, except per share data)	Restricted Share Units	Weighted Average Fair Value
Unvested balance as of December 31, 2025	2,589	$5.78
Granted	2,151	1.83
Vested	(876)	5.74
Forfeited	(141)	5.81
Unvested balance as of June 30, 2026	3,723	$3.51
Unrecognized compensation expense related to restricted share units as of June 30, 2026 was $10.1 million, which the Company expects to recognize over a weighted average period of 1.4 years.
Performance Restricted Share Units (“PRSUs”)
In April 2026, the Company granted PRSUs of up to 2.3 million Class P-I shares to certain employees with an aggregate grant date fair value of approximately $4.3 million. The grant-date fair value was determined using an estimated fair value of the Company’s Class P-I shares based on contemporaneous market transaction information and indications of value available at the grant date.
The following table provides a summary of performance restricted share unit activity during the periods indicated below:

(in thousands, except per share data)	Performance Restricted Share Units	Weighted Average Fair Value
Unvested balance as of December 31, 2025	2,834	$4.82
Granted	2,348	1.83
Forfeited	(188)	4.76
Unvested balance as of June 30, 2026	4,994	$3.42
On July 21, 2026, the Company entered into a proposed merger (the “Merger”) with MN8 Energy Holdings LLC (“MN8”) and an Agreement and Plan of Merger with MN8 and certain affiliated entities, pursuant to which the Company will become a wholly owned subsidiary of MN8, subject to the satisfaction of customary closing conditions, including regulatory approvals and approval by the Company’s shareholders (the “Merger Agreement”). The Merger Agreement modified the settlement and vesting provisions of certain outstanding RSUs and PRSUs. Refer to Note 18. Subsequent Events for additional information.